UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam AMT-Free Insured Municipal Fund
The fund's portfolio
10/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (93.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.9%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$310,000	$293,238
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,725,000	2,614,937
			2,908,175

Alaska (1.8%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	2,235,000	2,146,583
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,299,445
			5,446,028

Arizona (0.6%)
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	1,913,020

Arkansas (1.0%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	680,000	601,780
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	Aaa	2,500,000	2,346,575
			2,948,355

California (13.3%)
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	AA	2,370,000	1,895,242
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	Aaa	2,500,000	2,390,100
CA State Pub. Wks. Board Rev. Bonds (Dept. Hlth. Svcs.
Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/23	A2	2,445,000	2,281,845
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (St.
Joseph), MBIA, 5 1/8s, 7/1/24	AAA	2,000,000	1,839,180
Chino Basin, Regl. Fin. Auth. Rev. Bonds (Inland
Empire Util. Agcy.), Ser. A, AMBAC, 5s, 11/1/33	AA	2,000,000	1,784,060
Garvey, School Dist. G.O. Bonds (Election of 2004), FSA
zero %, 8/1/26	Aaa	1,000,000	339,070
zero %, 8/1/25	Aaa	1,475,000	535,042
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	AAA	2,475,000	2,596,399
Ser. A, AMBAC, zero %, 6/1/24	AA	5,000,000	1,894,550
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	AA	2,100,000	1,335,180
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aa3	2,745,000	2,601,162
Merced, City School Dist. G.O. Bonds (Election
of 2003), MBIA
zero %, 8/1/25	AA	1,190,000	414,406
zero %, 8/1/24	AA	1,125,000	419,569
zero %, 8/1/23	AA	1,065,000	426,437
zero %, 8/1/22	AA	1,010,000	434,108
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, zero %, 12/1/21	AA	5,500,000	2,347,895
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), MBIA
5s, 7/1/19	AA	3,000,000	2,766,570
5s, 7/1/18	AA	4,000,000	3,766,040
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	Aaa	2,000,000	2,122,640
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, MBIA, 6 1/4s, 7/1/17	AA	3,680,000	3,927,774
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, FSA
5s, 8/1/28	Aaa	1,055,000	981,910
5s, 8/1/27	Aaa	1,745,000	1,633,320
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,

5s, 1/1/24	A1	2,000,000	1,867,920
			40,600,419

Colorado (1.4%)
Adams & Arapahoe Cntys., Joint School Dist. G.O. Bonds
(No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	Aaa	2,810,000	2,896,829
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, MBIA, 5 1/2s, 9/1/24	AA	1,000,000	941,190
E-470 Pub. Hwy. Auth. Rev. Bonds Ser. A, MBIA, zero %,
9/1/34	AA	3,525,000	584,304
			4,422,323

Florida (10.5%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	AA	2,000,000	1,872,080
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, MBIA, 4 1/2s, 5/1/31	A2	1,000,000	779,080
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	AA	13,675,000	16,271,609
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,000,000	1,821,040
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA, XLCA,
5s, 10/1/23	Aaa	1,000,000	955,200
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	AA	5,000,000	5,891,100
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	3,935,000	4,610,954
			32,201,063

Georgia (2.3%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, MBIA, 4 3/4s,
4/1/11	AA	3,000,000	3,042,060
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), MBIA, 5 1/4s, 11/1/20	AA	3,360,000	3,429,350
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	AA	415,000	450,806
			6,922,216

Illinois (9.9%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	AA	155,000	150,500
Chicago, Board of Ed. G.O. Bonds, Ser. A, MBIA,
5 1/4s, 12/1/19	AA	1,500,000	1,527,974
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, FSA,
5s, 1/1/33	Aaa	4,080,000	3,576,161
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	BBB-	2,250,000	2,075,963
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aa3	1,000,000	1,032,790
IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s, 10/1/19	AA	5,000,000	5,109,350
IL Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.), Ser. B,
MBIA, 5 3/4s, 11/1/28	AA	2,500,000	2,210,875
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA
5s, 1/1/23	Aaa	3,750,000	3,682,613
5s, 1/1/22	Aaa	2,500,000	2,480,800
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, MBIA, zero %, 12/15/22	AA	5,500,000	2,481,655
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aa2	5,000,000	6,095,900
			30,424,581

Indiana (2.6%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	AA+	1,345,000	1,268,120
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A,
AMBAC, 5s, 1/1/20	AA	5,695,000	5,589,642
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	220,000	196,097
4.15s, 7/1/16	Aaa	320,000	289,808
4.1s, 7/1/15	Aaa	100,000	91,775
3.95s, 7/1/14	Aaa	305,000	283,949
3.9s, 1/1/14	Aaa	215,000	200,524
			7,919,915

Louisiana (3.2%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	AA	5,730,000	4,811,653
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	AA	3,000,000	3,051,960
Lafayette, Pub. Pwr. Auth. Elec. Rev. Bonds, MBIA, 5s,
11/1/32	AA	2,000,000	1,794,740
			9,658,353

Maryland (0.6%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U.
of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	AA	2,000,000	1,857,860

Massachusetts (1.4%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Care
Group), Ser. B-2, MBIA, 5 3/8s, 2/1/28	AA	1,000,000	943,310
MA State Special Oblig. Dedicated Tax Rev. Bonds,

FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/23
(Prerefunded)	A2	1,000,000	1,070,640
MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A,
MBIA, 5s, 1/1/37	AA	2,805,000	2,330,085
			4,344,035

Michigan (9.6%)
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	AA	7,990,000	7,517,392
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, MBIA, 5 1/2s, 1/15/17 (Prerefunded)	AA	500,000	537,390
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	988,710
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, MBIA
6s, 8/15/34 (Prerefunded)	Aa2	3,350,000	3,479,109
6s, 8/15/34 (Prerefunded)	Aa2	1,650,000	1,713,591
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Aa3	3,500,000	3,629,570
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	AA	4,000,000	4,444,920
Midland Cnty., Bldg. Auth. G.O. Bonds, FSA
5s, 10/1/25	Aaa	1,000,000	949,900
5s, 10/1/24	Aaa	1,150,000	1,102,563
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/27	Aaa	1,775,000	1,693,066
Western MI U. Rev. Bonds, FSA, 5s, 11/15/28	Aaa	3,500,000	3,350,514
			29,406,725

Mississippi (1.2%)
MS Dev. Bank Rev. Bonds (West Rankin Util. Auth.),
FSA, 5s, 1/1/27	Aaa	1,315,000	1,217,361
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,430,000	2,347,186
			3,564,547

Missouri (1.1%)
Jackson Cnty., Special Oblig. Rev. Bonds (Harry S.
Truman Sports Complex), AMBAC, 5s, 12/1/22	AA	1,285,000	1,269,619
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	1,989,480
			3,259,099

New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, MBIA, 5s,
3/15/25	Aa2	1,195,000	1,195,574

New Jersey (1.8%)
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA	2,100,000	819,315
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	A	5,000,000	4,553,300
			5,372,615

New York (9.2%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	Aaa	2,275,000	2,288,195
5 3/4s, 5/1/27	Aaa	6,590,000	6,642,654
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	Aaa	4,610,000	4,835,244
6s, 8/1/12 (Prerefunded)	Aaa	2,285,000	2,396,645
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	AA+	1,000,000	898,600
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	AAA	3,000,000	2,901,540
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Baa1	2,270,000	2,244,962
5 3/8s, 7/1/20	Baa1	2,215,000	2,221,601
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	AAA	3,000,000	2,879,550
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, FSA, 5s, 5/1/25	Aaa	1,000,000	968,350
			28,277,341

North Carolina (1.6%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, MBIA, 5 1/4s, 1/1/19	AA	5,000,000	4,999,650

Ohio (2.3%)
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24	Aaa	2,000,000	1,931,140
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	Aa3	1,535,000	1,563,628
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	45,000	24,587

U. of Akron Rev. Bonds, Ser. B, FSA, 5 1/4s, 1/1/26	Aaa	3,375,000	3,367,203
			6,886,558

Pennsylvania (0.4%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC, 5s, 1/15/22	AA	1,415,000	1,321,950

Puerto Rico (1.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, MBIA, 6s, 7/1/27	AA	1,500,000	1,476,720
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, AGO, 5s, 7/1/28	Aaa	2,750,000	2,488,200
			3,964,920

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,122,263

Texas (8.9%)
Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	AA	2,500,000	2,385,500
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5 1/4s,
2/15/19	Aaa	2,500,000	2,547,225
Friendswood, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/26	Aaa	1,500,000	1,474,335
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aaa	1,190,000	1,177,112
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	Aaa	5,280,000	5,177,832
La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,404,774
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A	1,000,000	950,380
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	1,969,240
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,000,530
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	144,829
North TX Thruway Auth. Rev. Bonds
Ser. A, MBIA, 5 1/8s, 1/1/28	AA	1,500,000	1,342,680
Ser. D, AGO, zero %, 1/1/28	Aaa	2,700,000	819,828
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	1,911,620
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	Aaa	4,000,000	4,105,480
			27,411,365

Utah (2.5%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, MBIA,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA	7,790,000	7,805,580

Washington (2.3%)
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16	Aaa	6,000,000	7,069,560

West Virginia (1.4%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	AA	5,000,000	4,424,150

TOTAL INVESTMENTS

Total investments (cost $297,521,173)(b)			$287,648,240

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
	$2,190,000	12/22/08	-	5.05% minus	$(22,779)
Municipal Market
Data Index AAA
municipal yields
20 Year rate

NOTES

(a) Percentages indicated are based on net assets of $306,414,843.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at October 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at October 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $297,521,173, resulting in gross unrealized appreciation and depreciation of $6,546,790 and $16,419,723, respectively, or net unrealized depreciation of $9,872,933.

At October 31, 2008, liquid assets totaling $1,965,819 have been designated as collateral for open forward commitments.

The rates shown on Mandatory Put Bonds are the current interest rates at October 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at October 31, 2008 (as a percentage of net assets):

Utilities	22.80%
Local Government	17.8
State Government	10.1

The fund had the following insurance concentrations greater than 10% at October 31, 2008 (as a percentage of net assets):

MBIA	23.90%
FSA	22.5
AMBAC	21.1
FGIC	13.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$--	$--

Level 2	287,648,240	(22,779)

Level 3	--	--

Total	$287,648,240	$(22,779)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (95.3%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (1.3%)
Courtland, Indl. Dev. Board Solid Waste Disp. Rev.
Bonds (Intl. Paper Co.), Ser. A, 5.2s, 6/1/25	BBB	$3,500,000	$2,255,855
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	8,155,000	6,948,548
Montgomery, Med. Clinic Board Hlth. Care Fac. Rev.
Bonds (Jackson Hosp. & Clinic), 5 1/4s, 3/1/36	Baa2	1,955,000	1,364,805
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	533,355
6s, 8/1/25	B/P	1,700,000	1,318,826
			12,421,389

Arizona (2.0%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	6,359,030
7 1/4s, 12/1/19	B+/P	500,000	457,015
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BB+/P	3,170,000	2,961,286
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BB+/P	2,240,000	2,207,677
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	935,000	866,156
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	419,680
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B-/P	2,500,000	1,561,650
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	1,958,850
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	1,843,992
			18,635,336

Arkansas (1.5%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa1	10,500,000	11,142,600
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	2,000,000	1,621,040
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	B2	1,290,000	864,918
			13,628,558

California (7.9%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	2,423,730
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	448,520
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	478,920
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	4,734,310
5 1/4s, 2/1/37	Baa2	1,250,000	878,625
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	5,500,000	3,927,824
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22 (SEG)	A	1,000,000	872,750
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Irvine
LLC-UCI East Campus), 6s, 5/15/40 (SEG)	Baa2	2,000,000	1,560,740
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38 (SEG)	BB+	2,025,000	1,641,830
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,830,000	1,262,846
5s, 9/2/30	BB+/P	1,730,000	1,232,729
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	1,915,000	1,559,576
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	360,000	272,880
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	31,900,000	350,900

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,201,545
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	BBB	2,200,000	1,395,416
Ser. A, AMBAC, zero %, 6/1/24	AA	23,000,000	8,714,930
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 03-19)
5s, 9/2/29	BB/P	1,775,000	1,313,837
5s, 9/2/25	BB/P	1,350,000	1,054,013
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(No. 00-18 Group 3), 5.55s, 9/2/26	BBB/P	995,000	831,492
(No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	514,763
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	345,000	241,086
Ser. D, 5s, 9/1/26	BBB/P	1,090,000	828,585
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BB-/P	1,370,000	1,158,965
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,134,917
Orange Cnty., Local Trans. Auth. Sales Tax Rev. Bonds,
6.2s, 2/14/11	AAA	11,200,000	11,623,135
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	604,373
Ser. 97-01, 5.1s, 9/1/35	BB/P	2,905,000	2,043,057
Ser. 97-01, 5s, 9/1/29	BB/P	1,360,000	1,028,840
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB-/P	1,500,000	1,048,455
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,163,040
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,500,000	5,511,285
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	6,780,000	6,423,372
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	6,030,000	3,862,215
			74,343,501

Colorado (1.6%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1, 1.25s, 9/1/33	VMIG1	2,000,000	2,000,000
CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	4,404,700
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,170,839
(Valley View Assn.), 5s, 5/15/27	BBB	1,250,000	938,788
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	688,620
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	675,000	304,547
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, MBIA, zero
%, 9/1/34	AA	12,000,000	1,989,120
Larimer Cnty., G.O. Bonds (Poudre Impt. - School Dist.
No. 1), 7s, 12/15/16	Aa3	3,000,000	3,477,000
			14,973,614

Connecticut (0.8%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elm Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	1,586,080
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	7,000,000	5,888,400
			7,474,480

Delaware (--%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB-	600,000	395,514

District of Columbia (0.3%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	94,730,000	2,500,872

Florida (5.6%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 5 1/4s, 11/1/15	B/P	1,305,000	1,065,728
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 7s, 5/1/39	BB-/P	2,000,000	1,688,060
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	942,960
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,390,917
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/09	BB/P	1,215,000	1,181,843
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5s, 6/1/38	BBB+	3,000,000	2,014,890
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,510,000	1,692,191
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	355,000	344,865
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt. Bonds, 5s, 11/1/13	BB/P	2,775,000	2,384,612
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.

Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,395,000	1,254,886
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,850,000	1,692,188
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	820,000	658,419
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	925,000	605,209
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	3,000,000	2,263,800
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds, Ser.
A, 6.8s, 5/1/38	BB-/P	750,000	614,925
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	2,000,000	1,750,700
Middle Village Cmnty. Dev. Dist. Special Assmt., Ser.
A, 6s, 5/1/35	BB-/P	2,000,000	1,546,520
Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser.
A, 5.2s, 5/1/37	BB-/P	2,210,000	1,394,201
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,665,000	1,812,946
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	5,085,000	3,599,570
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB-/F	1,850,000	1,421,022
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	BB-/P	2,000,000	1,276,800
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09	BB-/P	2,040,000	1,386,670
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,915,000	2,098,188
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	3,059,380
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,900,000	1,111,595
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	1,095,432
5.4s, 5/1/37	BB-/P	2,425,000	1,696,773
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,950,000	1,392,261
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	920,000	770,629
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,015,000	647,347
Ser. B, 5s, 11/1/13	BB-/P	3,025,000	2,567,650
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	1,970,000	1,333,710
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	1,950,000	1,473,713
6 1/4s, 5/1/22	BB-/P	1,665,000	1,336,862
			52,567,462

Georgia (1.9%)
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	3,400,000	2,576,860
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	800,000	602,944
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	607,390
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	1,819,686
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 5 1/2s, 9/15/21	A2	4,375,000	3,499,431
Ser. B, 5s, 3/15/15	A2	2,000,000	1,710,140
Ser. B, 5s, 3/15/13	A2	520,000	464,610
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	4,150,000	3,405,822
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,163,457
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	972,412
			17,822,752

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	945,000	842,127

Illinois (2.0%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,277,100
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	634,680
IL Fin. Auth. Rev. Bonds
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	2,350,000	1,947,140
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,181,085
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	4,000,000	3,147,720
(Roosevelt U.), 5.4s, 4/1/27	Baa1	1,210,000	979,132
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	3,139,806
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	160,947	131,928
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	757,463	620,128

(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33	B/P	1,000,000	665,410
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	4,945,740
			18,669,869

Indiana (0.7%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/32	BBB-/F	2,450,000	1,600,487
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5s,
10/15/17	Aa2	6,000,000	5,363,340
			6,963,827

Iowa (3.4%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,515,000	15,681,319
Ser. A, 5 1/4s, 7/1/18	BBB-	2,500,000	2,068,375
Ser. A, 5 1/4s, 7/1/17	BBB-	3,900,000	3,297,333
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care
Initiatives), Ser. A, 5 1/2s, 7/1/25	BBB-	3,185,000	2,415,663
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	234,555
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	46,873
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	9,000,000	6,305,670
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	1,919,130
			31,968,918

Kansas (0.5%)
Lenexa, Hlth. Care Fac. Rev. Bonds
5 1/2s, 5/15/39	BBB-	3,500,000	2,216,585
5 3/8s, 5/15/27	BBB-	3,900,000	2,660,268
			4,876,853

Kentucky (0.8%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	B+/P	260,000	271,346
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,260,905
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	2,763,800
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	697,492
Shelby Cnty., Lease Rev. VRDN, Ser. A,1.2s, 9/1/34	VMIG1	2,800,000	2,800,000
			7,793,543

Louisiana (2.3%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	2,343,210
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	8,828,000	9,463,086
St. John Baptist Parish Rev. Bonds (Marathon Oil
Corp.), Ser. A, 5 1/8s, 6/1/37	Baa1	4,000,000	2,495,760
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	3,876,985
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB-	4,000,000	3,273,680
			21,452,721

Maine (0.5%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	5,500,000	4,374,975

Maryland (1.8%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,571,850
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 6s, 1/1/43	BBB-	5,175,000	3,736,557
(Medstar Hlth.), 5 1/4s, 5/15/46	A3	3,500,000	2,551,080
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	278,523
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	80,855
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	438,576
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,400,000	2,622,692
6s, 5/1/24	BB/P	2,000,000	1,625,460
			16,905,593

Massachusetts (5.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	305,000	301,907
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	2,500,000	1,583,725
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	1,078,857
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,459,300
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	676,450
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,508,900
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,030,432

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,604,610
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	7,515,000	8,834,108
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	4,895,532
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	8,520,233
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	3,848,500
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	3,755,400
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	5,685,000	5,164,368
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	973,196
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	697,840
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,018,088
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	685,793
			48,637,239

Michigan (2.8%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	1,750,000	1,447,408
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,198,000	2,638,831
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	2,880,000	2,799,706
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	5,000,000	4,343,950
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,029,695
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	1,595,000	1,403,871
5 5/8s, 9/1/10	Ba1	335,000	329,724
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BBB-/F	500,000	383,985
MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 1.25s,
11/1/36	VMIG1	500,000	500,000
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,112,725
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	3,680,000	3,650,707
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	4,417,400
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	425,000	310,352
			26,368,354

Minnesota (1.7%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,029,200
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	633,200
5 3/8s, 10/1/26	B/P	250,000	187,508
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,041,315
6s, 10/1/27	BB/P	1,250,000	990,938
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,139,880
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	568,984
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	5,035,000	3,450,133
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Baa3	1,250,000	1,020,638
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	190,633
5s, 8/1/21	BBB-/P	950,000	791,455
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Baa3	4,250,000	3,410,370
			15,454,254

Mississippi (1.4%)
Jackson Cnty., VRDN, 0.7s, 12/1/16	VMIG1	2,200,000	2,200,000
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.)
Ser. A, 6.8s, 4/1/22	Baa2	715,000	615,393
Ser. B, 6.7s, 4/1/22	Baa2	2,500,000	2,129,124
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	1,607,760
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	3,270,000	3,205,058
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	4,400,000	3,484,360
			13,241,695

Missouri (0.9%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,000,000	2,479,260

5 1/2s, 6/1/27	A+	2,525,000	2,195,513
Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	1,100,000	775,181
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	1,595,700
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. D, 1.25s, 9/1/30	VMIG1	700,000	700,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	770,000	768,591
			8,514,245

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	613,163
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	BB-	750,000	709,268
			1,322,431

Nebraska (1.0%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	123,433	24,687
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	1,582,934	23,744
NE Edl. Fin. Auth. VRDN (Creighton U.), 1.2s, 7/1/35	VMIG1	9,400,000	9,400,000
			9,448,431

Nevada (1.8%)
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No.
151)
5s, 8/1/20	BB/P	340,000	263,446
5s, 8/1/19	BB/P	1,150,000	913,549
5s, 8/1/18	BB/P	1,115,000	905,246
5s, 8/1/17	BB/P	1,320,000	1,090,993
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	975,000	824,967
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	213,710
Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.), Ser.
C, 5 1/2s, 10/1/30	BB+	2,500,000	1,790,625
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,460,000	1,298,101
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	490,000	285,984
(No. T-16), 5.1s, 3/1/21	BB/P	1,215,000	741,843
(No. T-17), 5s, 9/1/25	BB/P	810,000	559,702
(No. T-16), 5s, 3/1/20	BB/P	975,000	606,704
(No. T-18), 5s, 9/1/16	BB-/P	375,000	240,000
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	1,514,700
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	1,584,400
(No. T-16), 4.8s, 3/1/15	BB/P	1,745,000	1,187,961
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	975,000	793,572
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	160,331
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,460,000	1,226,574
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 -
Summerlin Area), 5.65s, 6/1/23	BB/P	790,000	640,050
			16,842,458

New Hampshire (2.2%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	4,372,860
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,100,360
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. A,
1.4s, 7/1/35	VMIG1	4,100,000	4,100,000
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds (Catholic
Med. Ctr.)
5s, 7/1/36	Baa1	1,650,000	1,145,678
5s, 7/1/32	Baa1	3,000,000	2,141,520
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	6,437,270
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22 (In
default) (NON)	D	8,275,222	828
			20,298,516

New Jersey (4.3%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	3,790,215
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	9,200,000	9,204,140
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	387,665
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,255,820
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	428,165
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB/F	1,750,000	1,386,035
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	563,112
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	12,000,000	9,649,200
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,347,681

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	4,531,560
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	3,494,835
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	3,100,000	1,983,070
			40,021,498

New Mexico (1.1%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	4,921,620
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	4,435,063
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	1,450,000	839,536
			10,196,219

New York (4.9%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Ba2	2,000,000	1,611,900
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	578,221
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	885,988
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,450,000	1,171,281
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba1	3,250,000	2,610,432
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	615,000	494,349
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	1,914,700
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	15,665,000	13,159,853
(American Airlines - JFK Intl. Arpt.), 7 1/8s, 8/1/11	B-	4,500,000	3,826,215
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,325,000	1,291,631
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	1,500,000	796,680
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	424,825
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,700,000	1,351,772
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Ba2	2,155,000	1,659,652
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,806,660
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,187,955
Port Auth. NY & NJ Rev. Bonds (Kennedy Intl. Arpt. -
4th Installment), 6 3/4s, 10/1/11	BB+/P	1,900,000	1,902,698
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	B+	1,660,000	1,580,287
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	3,815,000	3,785,739
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,665,000	3,213,105
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	1,000,000	782,910
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	403,435
			46,440,288

North Carolina (0.8%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	792,480
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	340,980
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	3,261,493
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	1,821,850
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,410,620
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	148,504
			7,775,927

Ohio (3.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30	BBB	5,000,000	3,716,600
Ser. A-2, 5 3/4s, 6/1/34	BBB	24,800,000	16,689,655
Ser. A-2, 5 1/8s, 6/1/24	BBB	925,000	717,930
Ser. A-3, zero %, stepped coupon (6.25%, 12/1/12)
6/1/37 (STP)	BBB	13,800,000	6,463,230
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	B-	1,600,000	1,053,088
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,406,121
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,226,996
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	619,140
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	977,130
			32,869,890

Oklahoma (0.4%)

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds, Ser. B,
5.65s, 12/1/08	B-	4,250,000	4,218,210

Oregon (0.7%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,700,000	6,970,701
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	1,951
			6,972,652

Pennsylvania (6.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	5,545,000	6,204,134
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	15,615,000	9,755,003
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	Baa3	4,055,000	3,430,854
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	2,968,013
5.1s, 1/1/12	BB/P	600,000	560,928
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	4,510,000	4,550,093
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	1,973,615
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	1,980,593
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 2.5s, 7/1/31	VMIG1	2,550,000	2,550,000
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,177,015
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College), 6 1/4s, 10/1/38	BBB	925,000	748,982
Delaware Cnty., Indl. Dev. Auth. Poll. Control VRDN
(Exelon), 1.3s, 4/1/21	VMIG1	1,900,000	1,900,000
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,510,000	1,408,951
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	2,266,800
6 3/8s, 7/1/30	BB-/P	1,375,000	1,065,460
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB-/P	1,000,000	760,240
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/4s, 1/1/43	A-	3,000,000	2,148,360
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	2,400,000	1,750,224
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	2,830,000	2,276,197
PA Econ. Dev. Fin. Auth. Exempt Fac. FRB (Reliant
Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	3,600,000	2,714,868
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B-	3,000,000	2,832,030
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	774,860
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,286,804
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,515,765	1,655
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	535,300	161
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	2,096,558
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,308,271
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	1,647,840
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	1,722,400
			63,860,909

Puerto Rico (2.8%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	14,500,000	13,218,780
6s, 7/1/38	Baa3	5,500,000	5,039,100
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	6,867,940
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,287,810
			26,413,630

Rhode Island (0.3%)
Hlth. & Edl. Bldg. Corp. Edl. Inst. VRDN (Portsmouth
Abbey School), 0.8s, 10/1/31	A-1+	1,120,000	1,120,000
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	940,331
6 1/8s, 6/1/32	BBB	1,465,000	1,109,752
			3,170,083

South Carolina (0.8%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	319,405
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Baa1	2,410,000	2,631,069
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	AAA/P	3,800,000	4,231,337
			7,181,811

South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	2,945,683

Tennessee (2.1%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	Baa1	4,000,000	4,480,680
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33 (Prerefunded)	A2	6,500,000	7,088,965
7 1/2s, 7/1/25 (Prerefunded)	Baa1	3,000,000	3,271,830
5 1/2s, 7/1/36	Baa1	7,000,000	4,908,960
			19,750,435

Texas (7.2%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	2,500,000	2,111,400
5.9s, 11/15/25	BB-/P	6,850,000	5,443,968
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	10,000,000	7,463,300
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa2	4,500,000	4,031,370
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	A3	8,000,000	6,090,560
Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa1	3,000,000	2,274,390
(TXU Energy Co., LLC), 5s, 3/1/41	Caa1	1,000,000	498,710
Cedar Hill, Indpt. School Dist. G.O. Bonds (School
Impt.), FGIC, zero %, 8/15/31	AA	6,045,000	1,420,575
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	3,543,143
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	300,020
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,595,000	2,757,184
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	8,400,000	5,050,500
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	3,000,000	1,650,090
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX)
5 1/2s, 2/15/32	BBB+	1,500,000	1,138,500
5 1/4s, 2/15/27	BBB+	625,000	479,069
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	6,650,000	4,913,551
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	3,500,000	2,953,405
North TX, Thruway Auth. Rev. Bonds, stepped-coupon (
6.50%, 1/1/15) 1/1/43 (STP)	A2	5,300,000	3,264,323
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	8,000,000	7,844,800
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Northwest Sr. Hsg. Edgemere), Ser. A,
5 3/4s, 11/15/16	BB-/P	775,000	697,306
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	4,102,224
			68,028,388

Utah (0.4%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	1,000,000	982,530
7.45s, 7/1/17	B+/P	600,000	511,704
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26
(Prerefunded)	Baa2	3,000,000	2,279,490
			3,773,724

Virginia (2.1%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	729,795
Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac.
Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	1,517,180
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	3,000,000	2,601,330
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	3,860,000	3,286,326
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	B-	2,000,000	1,294,200
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	1,928,150

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P		1,460,000	997,399
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA		4,000,000	4,716,560
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P		2,000,000	1,347,460
5.2s, 1/1/27	BB/P		1,300,000	929,045
				19,347,445

Washington (1.8%)
Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001,
Skagit Valley Hosp.), 5 3/4s, 12/1/32	Baa2		2,000,000	1,454,340
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB		6,250,000	5,068,250
6 1/2s, 6/1/26	BBB		10,210,000	9,189,102
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	A3		1,500,000	1,307,055
				17,018,747

West Virginia (0.9%)
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2		4,500,000	3,177,540
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B1		4,525,000	3,436,828
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P		2,330,000	1,795,801
				8,410,169

Wisconsin (1.7%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB		2,280,000	2,255,900
6 3/8s, 6/1/32	BBB		13,250,000	11,879,950
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan Svcs.), 5 1/8s, 8/15/33	A-		2,500,000	1,590,200
				15,726,050

Wyoming (0.3%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2		3,000,000	1,908,090
Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.),
0.75s, 4/1/10	P-1		430,000	430,000
				2,338,090

Total municipal bonds and notes (cost $1,076,702,258)				$895,199,375

PREFERRED STOCKS (1.7%)(a)
			Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	BBB-/P		2,000,000	$2,012,640
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	NA		6,000,000	6,044,700
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.	A3		2,000,000	1,819,440
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	Baa1		6,000,000	6,139,980

Total preferred stocks (cost $16,000,000)				$16,016,760

COMMON STOCKS (0.0%)(a) (cost $8,077,612)
			Shares	Value

Tembec, Inc. (Canada) (NON)			10,751	$14,854

WARRANTS (0.0%)(a)(NON) (cost $979,144)
	Expiration	Strike
	date	Price	Warrants	Value

Tembec, Inc. (Canada)	3/03/12	CAD 0.00001	23,892	$5,369

TOTAL INVESTMENTS

Total investments (cost $1,101,759,014)(b)				$911,236,358

FUTURES CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	514	$58,122,156	Dec-08	$266,336

Total				$266,336

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$9,380,100		12/15/08	-	4.16% minus	$(789,232)
					Municipal Market
					Data Index AAA
					municipal yields
					15 Year rate

	9,380,100		12/19/08	-	4.31% minus	(640,175)
					Municipal Market
					Data Index AAA
					municipal yields
					15 Year rate

	8,810,000		12/22/08	-	5.05% minus	(91,636)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Goldman Sachs International
	9,243,828	(F)	12/18/08	-	4.70% minus	(407,376)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Merrill Lynch Capital Services
	40,000,000	(F)	12/11/08	-	4.365% minus	(3,842,500)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Total						$(5,770,919)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $939,223,417.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at October 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at October 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,101,439,458, resulting in gross unrealized appreciation and depreciation of $12,060,849 and $202,263,949, respectively, or net unrealized depreciation of $190,203,100.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

At October 31, 2008, liquid assets totaling $5,770,919 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and FRB are the current interest rates at October 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$20,223	$266,336

Level 2	910,865,235	(5,770,919)

Level 3	350,900	--

Total	$911,236,358	$(5,504,583)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of October 31, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of July 31, 2008	$350,900	$--

Accrued discounts/premiums	--	--

Realized Gain / Loss	--	--

Change in net unrealized appreciation (depreciation)	--	--

Net Purchases / Sales	--	--

Net Transfers in and/or out of Level 3	--	--

Balance as of October 31, 2008	$350,900	$--

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2008